Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information.

Our cybersecurity risk management program is based on the National Institute of Standards and Technology Cybersecurity Framework (the “NIST CSF”). This does not imply that we meet any particular technical standards, specifications, or requirements, only that we use the NIST CSF as a guide to help us identify, assess, and manage cybersecurity risks relevant to our business.

The way we currently manage our cybersecurity risk includes:

●	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise IT environment;
●	a security team principally responsible for managing: (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;
●	backup and recovery procedures for critical systems and data;
●	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents;
●	the use of external service providers, where appropriate, to assess, test, or otherwise assist with aspects of our security controls; and
●	cybersecurity awareness training of our employees, incident response personnel, and senior management.

We have implemented our cybersecurity risk management program under the Company’s overall enterprise risk management program to oversee and identify risks from cybersecurity threats associated with our use of any third-party service providers.

We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. We face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See “Item 3. Key Information — D. Risk Factors — Risks Relating to Information Technology, Cybersecurity and Data Privacy.”

Cybersecurity Risk Management Processes Integrated [Text Block]

We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information.

The way we currently manage our cybersecurity risk includes:

●	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise IT environment;
●	a security team principally responsible for managing: (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;
●	backup and recovery procedures for critical systems and data;
●	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents;
●	the use of external service providers, where appropriate, to assess, test, or otherwise assist with aspects of our security controls; and

We have implemented our cybersecurity risk management program under the Company’s overall enterprise risk management program to oversee and identify risks from cybersecurity threats associated with our use of any third-party service providers.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Cybersecurity risk is an important consideration in our Board’s management of operational risk. As part of its risk management oversight function, our Audit Committee supports our Board in discharging its oversight duties. Our Audit Committee oversees management’s implementation of our cybersecurity risk management program. Our management team has implemented processes to update our Audit Committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential. Our Audit Committee is expected to report to our Board regarding material activities related to cybersecurity.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Audit Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our management team has implemented processes to update our Audit Committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential. Our Audit Committee is expected to report to our Board regarding material activities related to cybersecurity.
Cybersecurity Risk Role of Management [Text Block]

Our management team is responsible for assessing and managing material risks from cybersecurity threats. Our IT department is responsible for our cybersecurity program and directly supervises internal personnel and external consultants. Our cybersecurity team possesses diverse experience across various cybersecurity specializations, covering IT, operational technology, and security infrastructure. For automotive security, our Smart Service Institute is responsible for ensuring the safety and protection of our vehicles by implementing security measures, monitoring access, and preventing theft or unauthorized use.

Our management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

Our management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true